Post-retirement benefits - Results summary of sensitivity analysis (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumption of discount rates [Member] | Pension benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	$ 894	$ 782
Decrease of actuarial assumption	(1,057)	(832)
Actuarial assumption of discount rates [Member] | Other retirement benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	56	51
Decrease of actuarial assumption	(60)	(55)
Actuarial assumption of expected rates of inflation [Member] | Pension benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	(447)	(389)
Decrease of actuarial assumption	422	369
Actuarial assumption of expected rates of inflation [Member] | Other retirement benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	(17)	(17)
Decrease of actuarial assumption	15	15
Actuarial assumption of expected rates of salary increases [Member] | Pension benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	(55)	(46)
Decrease of actuarial assumption	54	45
Actuarial assumption of expected rates of salary increases [Member] | Other retirement benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	(1)	(1)
Decrease of actuarial assumption	1	1
Actuarial assumption of allowance for future improvements in longevity [member] | Pension benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	443	381
Decrease of actuarial assumption	(465)	(381)
Actuarial assumption of allowance for future improvements in longevity [member] | Other retirement benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	18	18
Decrease of actuarial assumption	$ (18)	$ (18)